RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013
Notes to Financial Statements
Monthly rent	$ 2,080
Officer loans Paid		$ 4,495